Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Subsidiaries with material non-controlling interest
Schedule of non-controlling interests

Financial information of main subsidiaries that have material non-controlling interest are provided below:

	Country of
	incorporation	2020, 2019
	and operation	and 2018
		%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	40.00
Minera La Zanja S.R.L.	Peru	46.94
Apu Coropuna S.R.L.	Peru	30.00

	2020	2019	2018
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	144,501	161,917	176,978
Minera La Zanja S.R.L.	26,121	33,026	42,295
S.M.R.L. Chaupiloma Dos de Cajamarca	1,648	1,587	1,800
Apu Coropuna S.R.L.	127	148	164

	172,397	196,678	221,237

Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	(12,895)	(13,432)	2,880
Minera La Zanja S.R.L.	(6,905)	(9,090)	(6,346)
Apu Coropuna S.R.L.	(22)	(14)	(410)
S.M.R.L. Chaupiloma Dos de Cajamarca	5,201	6,286	5,667
Other minor	—	(1)	—

	(14,621)	(16,251)	1,791

Schedule of financial position of subsidiaries

The summarized financial information of these subsidiaries, before inter-company eliminations, is presented below:

Statements of financial position as of December 31, 2020:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	166,396	104,076	6,814	2,064
Non-current assets	553,754	30,486	—	169
Current liabilities	(170,896)	(22,329)	(2,694)	(1,071)
Non-current liabilities	(195,809)	(56,587)	—	(740)

Shareholders’ equity, net	353,445	55,646	4,120	422

Attributable to:
Shareholders of the Group	208,944	29,525	2,472	295
Non-controlling interests	144,501	26,121	1,648	127

	353,445	55,646	4,120	422

Statements of financial position as of December 31, 2019:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	149,945	112,420	6,252	2,141
Non-current assets	576,028	26,038	—	185
Current liabilities	(118,965)	(20,170)	(2,286)	(1,094)
Non-current liabilities	(210,904)	(47,930)	—	(740)

Shareholders’ equity, net	396,104	70,358	3,966	492

Attributable to:
Shareholders of the Group	234,187	37,332	2,379	344
Non-controlling interests	161,917	33,026	1,587	148

	396,104	70,358	3,966	492

Schedule of statement of profit or loss of subsidiaries

Statements of profit or loss for the years 2020, 2019 and 2018:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna	Other
	S.A.A.	S.R.L.	Cajamarca	S.R.L.	minor
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2020 -
Revenues	255,275	33,033	18,638	—	—
Profit (loss) for the year	(31,541)	(14,712)	13,004	(44)	—
Attributable to non-controlling interests	(12,895)	(6,905)	5,201	(22)	—

Year 2019 -
Revenues	299,252	43,520	22,297	—	—
Profit (loss) for the year	(32,855)	(19,364)	15,715	(48)	(17)
Attributable to non-controlling interests	(13,432)	(9,090)	6,286	(14)	(1)

Year 2018 -
Revenues	332,298	96,611	20,385	—	—
Profit (loss) for the year	6,305	(13,519)	14,168	(1,369)	—
Attributable to non-controlling interests	2,880	(6,346)	5,667	(410)	—

Schedule of cash flow statement

Statements of cash flow for the years 2020, 2019 and 2018:

	Sociedad		S.M.R.L.
	Minera El	Minera	Chaupiloma	Apu
	Brocal	La Zanja	Dos de	Coropuna
	S.A.A.	S.R.L.	Cajamarca	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020 -
Operating activities	53,304	(5,751)	13,738	(74)
Investing activities	(24,699)	(825)	—	—
Financing activities	(1,954)	—	(12,850)	—

	26,651	(6,576)	888	(74)

Year 2019 -
Operating activities	1,545	(908)	16,040	—
Investing activities	(28,259)	(1,629)	—	—
Financing activities	(405)	(763)	(16,250)	1,032

	(27,119)	(3,300)	(210)	1,032

Year 2018 -
Operating activities	74,985	10,323	14,066	(572)
Investing activities	(29,546)	(13,160)	—	—
Financing activities	(29,974)	—	(13,900)	—

	15,465	(2,837)	166	(572)